RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT
Schedule of maximum exposure to credit risk

The information below contains the maximum exposure to credit risk:

December 31, 2021

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	185,100,233	19,299,753	15,923,497	220,323,483
Commercial	97,000,580	8,335,781	9,575,482	114,911,843
Consumer	41,773,555	3,927,387	2,662,098	48,363,040
Mortgage	25,447,635	3,654,710	1,544,442	30,646,787
Small Business Loans	950,991	183,693	147,501	1,282,185
Financial Leases	19,927,472	3,198,182	1,993,974	25,119,628
Off-Balance Sheet Exposures	45,348,295	697,067	302,358	46,347,720
Financial Guarantees	8,714,751	46,845	942	8,762,538
Loan Commitments	36,633,544	650,222	301,416	37,585,182
Loss Allowance	(2,589,992)	(3,383,311)	(10,126,945)	(16,100,248)
Total	227,858,536	16,613,509	6,098,910	250,570,955

December 31, 2020

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	156,253,029	18,778,668	16,378,033	191,409,730
Commercial	80,863,445	8,203,659	9,592,183	98,659,287
Consumer	33,766,023	4,599,535	2,690,381	41,055,939
Mortgage	21,676,563	3,093,690	1,188,859	25,959,112
Small Business Loans	965,822	109,655	156,598	1,232,075
Financial Leases	18,981,176	2,772,129	2,750,012	24,503,317
Off-Balance Sheet Exposures	38,980,523	859,263	320,205	40,159,991
Financial Guarantees	7,553,064	77,626	1,641	7,632,331
Loan Commitments	31,427,459	781,637	318,564	32,527,660
Loss Allowance	(3,525,671)	(3,063,121)	(10,335,484)	(16,924,276)
Total	191,707,881	16,574,810	6,362,754	214,645,445

Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2021	2020	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Debt instruments	28,833,828	29,003,922	(1,214,692)	(2,529,943)	27,619,136	26,473,979
Derivatives **	1,090,121	1,093,357	(87)	(136)	1,090,034	1,093,221
Equity	480,153	588,207	-	-	480,153	588,207
Total	30,404,102	30,685,486	(1,214,779)	(2,530,079)	29,189,323	28,155,407

See Notes on this table:

*     Collateral Held (-) and Collateral Pledged (+)

**   Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*     Debt instruments Book value 100%

*     Equity Instruments:

-      Shares:100%

-      Investment funds: Book value 100%

Schedule of credit risk management for loans and advances

December 31, 2021

In millions of COP
	# financial obligations	Amount	ECL
Stage 1	18,900	1,947,617	54,551
Stage 2	39,067	5,708,061	577,688
Stage 3	21,693	1,567,188	810,867
Total Loans and Advances	79,660	9,222,866	1,443,106

December 31, 2020

In millions of COP
	# financial obligations	Amount	ECL
Stage 1	479,512	17,866,538	724,148
Stage 2	220,256	9,782,256	1,458,818
Stage 3	77,986	2,277,165	1,330,512
Total Loans and Advances	777,754	29,925,959	3,513,478

The following table shows the 30-day past due loan ratio on portfolio loans that had Covid-19 financial reliefs during 2020 and 2021, and that were ended:

December 31, 2021

In millions of COP
	Commercial and financial leases	Consumer	Mortgage	Small business loan	Total
Total Loans and Advances	140,031,471	48,363,040	30,646,787	1,282,185	220,323,483
Total Past-due	5,282,456	2,721,730	1,851,082	164,762	10,020,030
Past-due of customer with not current financial reliefs	620,309	1,272,036	516,122	50,151	2,458,618
% Past-due with not current reliefs	12%	47%	28%	30%	25%

December 31, 2020

In millions of COP
	Commercial and financial leases	Consumer	Mortgage	Small business loan	Total
Total Loans and Advances	123,162,604	41,055,939	25,959,112	1,232,075	191,409,730
Total Past-due	6,036,849	2,774,345	1,482,245	173,562	10,467,001
Past-due of customer with not current financial reliefs	686,532	1,886,479	362,339	60,420	2,995,770
% Past-due with not current reliefs	11%	68%	24%	35%	29%

Schedule of amount and allowance of clients included in the described watch list

December 2021:

Watch List december 31, 2021
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	13,487,382	1.79%	241,520
Level 2 – Medium Risk	7,896,250	8.38%	661,419
Level 3 – High Risk	3,678,230	47.87%	1,760,840
Level 4 – High Risk	6,329,634	82.42%	5,217,032
Total	31,391,496	25.10%	7,880,811

December 2020:

Watch List december 31, 2020
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	18,297,145	1.86%	340,643
Level 2 – Medium Risk	8,271,558	7.10%	587,281
Level 3 – High Risk	4,608,165	40.45%	1,864,016
Level 4 – High Risk	5,840,519	73.02%	4,264,740
Total	37,017,387	19.06%	7,056,680

Schedule of loans and financial leases by type of collateral

December 31, 2021
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	25,087,070	1,700,588	28,131,226	132	408,974	55,327,990
Goods Given in Real Estate Leasing	-	-	200	15,868,852	-	15,869,052
Goods Given in Leasing Other Than Real Estate	-	54	-	6,168,941	-	6,168,995
Stand by Letters of Credit	632,108	-	-	-	-	632,108
Security Deposits	427,921	348,964	-	-	104,061	880,946
Guarantee Fund	6,190,851	5,642	-	93,877	300,679	6,591,049
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	5,389,352	38,094	-	-	613	5,428,059
Other Collateral (Pledges)	3,412,129	6,707,149	97,455	-	3,614	10,220,347
Without Guarantee (Uncovered Balance)	73,772,412	39,562,549	2,417,906	2,987,826	464,244	119,204,937
Total loans and financial leases	114,911,843	48,363,040	30,646,787	25,119,628	1,282,185	220,323,483

December 31, 2020
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	20,197,850	1,625,193	23,877,715	-	239,737	45,940,495
Goods Given in Real Estate Leasing	-	-	220	14,946,258	-	14,946,478
Goods Given in Leasing Other Than Real Estate	-	-	-	5,647,128	-	5,647,128
Stand by Letters of Credit	533,921	202	-	-	-	534,123
Security Deposits	257,602	328,212	-	-	34,950	620,764
Guarantee Fund	4,894,425	5,796	-	100,402	355,760	5,356,383
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	4,323,241	36,910	-	-	742	4,360,893
Other Collateral (Pledges)	2,775,786	5,131,570	41,429	133	4,399	7,953,317
Without Guarantee (Uncovered Balance)	65,676,462	33,928,056	2,039,748	3,809,396	596,487	106,050,149
Total loans and financial leases	98,659,287	41,055,939	25,959,112	24,503,317	1,232,075	191,409,730

Schedule of financial assets that are classified in Stage 3

December 31, 2021
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	725,212	300,688	424,524	2,290,284
Consumer
Mortgage	158,328	39,827	118,501	197,339
Small Business Loans
Financial Leases	812,927	292,016	520,911	1,291,636
Total credit assets	1,696,467	632,531	1,063,936	3,779,259

December 31, 2020
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	790,508	275,862	514,646	2,129,688
Consumer
Mortgage	181,029	26,572	154,457	220,167
Small Business Loans
Financial Leases	1,013,141	286,413	726,728	1,616,142
Total credit assets	1,984,678	588,847	1,395,831	3,965,997

Schedule of loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31, 2021	December 31, 2020
In millions of COP
Commercial	114,911,843	98,659,287
Corporate	60,920,083	51,884,404
SME	15,010,566	13,249,336
Others	38,981,194	33,525,547
Consumer	48,363,040	41,055,939
Credit card	8,910,716	7,610,590
Vehicle	4,595,726	3,929,299
Payroll loans	9,307,057	7,879,427
Others	25,549,541	21,636,623
Mortgage	30,646,787	25,959,112
VIS[2]	9,286,304	7,384,737
Non- VIS	21,360,483	18,574,375
Financial Leases	25,119,628	24,503,317
Small Business Loans	1,282,185	1,232,075
Loans and advances to customers and financial institutions	220,323,483	191,409,730
Allowance for loans and advances and lease losses	(15,864,482)	(16,616,043)
Total net loan and financial leases	204,459,001	174,793,687

Schedule of credit concentration of loans and financial leases by maturity

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases:

December 31, 2021
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	34,695,533	46,230,960	32,314,993	1,670,357	114,911,843
Corporate	17,124,666	22,523,964	19,979,836	1,291,617	60,920,083
SME	3,946,269	8,296,746	2,425,844	341,707	15,010,566
Others	13,624,598	15,410,250	9,909,313	37,033	38,981,194
Consumer	1,066,641	28,018,402	15,283,421	3,994,576	48,363,040
Credit card	328,066	7,500,460	992,408	89,782	8,910,716
Vehicle	48,381	2,048,490	1,905,002	593,853	4,595,726
Order of payment	54,864	1,407,000	5,005,482	2,839,711	9,307,057
Others	635,330	17,062,452	7,380,529	471,230	25,549,541
Mortgage	70,037	1,027,396	7,950,061	21,599,293	30,646,787
VIS	18,566	231,344	1,691,105	7,345,289	9,286,304
Non-VIS	51,471	796,052	6,258,956	14,254,004	21,360,483
Financial Leases	1,727,484	7,121,356	13,160,512	3,110,276	25,119,628
Small business loans	183,156	644,545	205,482	249,002	1,282,185
Total gross loans and financial leases	37,742,851	83,042,659	68,914,469	30,623,504	220,323,483

December 31, 2020
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	28,123,513	41,771,863	28,572,265	191,646	98,659,287
Corporate	13,684,065	20,537,590	17,508,451	154,298	51,884,404
SME	3,391,411	7,109,643	2,728,364	19,918	13,249,336
Others	11,048,037	14,124,630	8,335,450	17,430	33,525,547
Consumer	765,768	20,447,636	19,167,121	675,414	41,055,939
Credit card	136,020	2,239,661	5,234,909	-	7,610,590
Vehicle	59,748	1,869,431	1,999,959	161	3,929,299
Order of payment	56,970	1,727,593	5,765,310	329,554	7,879,427
Others	513,030	14,610,951	6,166,943	345,699	21,636,623
Mortgage	50,830	722,804	8,468,455	16,717,023	25,959,112
VIS	9,161	182,405	1,599,498	5,593,673	7,384,737
Non-VIS	41,669	540,399	6,868,957	11,123,350	18,574,375
Financial Leases	1,471,148	6,626,997	13,933,395	2,471,777	24,503,317
Small business loans	215,420	792,563	223,323	769	1,232,075
Total gross loans and financial leases	30,626,679	70,361,863	70,364,559	20,056,629	191,409,730

[2] VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

Schedule of credit concentration of loans and financial leases by past due days

The following table shows the loans and financial leases according to past due days. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2021
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	110,548,513	378,809	170,053	691,471	3,122,997	114,911,843
Consumer	45,641,310	1,192,401	340,202	974,325	214,802	48,363,040
Mortgage	28,795,705	694,085	99,448	250,893	806,656	30,646,787
Financial Leases	24,200,502	136,901	30,788	141,589	609,848	25,119,628
Small Business Loans	1,117,423	50,744	8,999	55,434	49,585	1,282,185
Total	210,303,453	2,452,940	649,490	2,113,712	4,803,888	220,323,483

December 31, 2020
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	93,964,499	442,168	380,250	940,604	2,931,766	98,659,287
Consumer	38,281,594	1,186,264	360,392	1,041,383	186,306	41,055,939
Mortgage	24,476,867	343,553	60,578	233,077	845,037	25,959,112
Financial Leases	23,161,256	161,373	56,704	601,506	522,478	24,503,317
Small Business Loans	1,058,513	44,729	14,062	66,913	47,858	1,232,075
Total	180,942,729	2,178,087	871,986	2,883,483	4,533,445	191,409,730

Schedule of credit concentration of loans and financial leases by economic sector

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower:

December 31, 2021
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	4,651,163	2,336,176	6,987,339
Petroleum and Mining Products	645,145	57,420	702,565
Food, Beverages and Tobacco	7,870,572	295,771	8,166,343
Chemical Production	3,871,876	96,760	3,968,636
Government	6,012,867	96,458	6,109,325
Construction	16,618,406	6,988,228	23,606,634
Commerce and Tourism	20,662,350	6,971,109	27,633,459
Transport and Communications	9,233,456	255,060	9,488,516
Public Services	6,096,804	1,626,642	7,723,446
Consumer Services	50,300,516	30,284,100	80,584,616
Commercial Services	20,328,600	12,226,246	32,554,846
Other Industries and Manufactured Products	7,894,237	4,903,521	12,797,758
Total	154,185,992	66,137,491	220,323,483

December 31, 2020
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	4,045,683	1,913,513	5,959,196
Petroleum and Mining Products	533,665	88,598	622,263
Food, Beverages and Tobacco	7,217,056	420,145	7,637,201
Chemical Production	3,612,279	68,406	3,680,685
Government	5,584,177	82,377	5,666,554
Construction	13,885,112	6,387,823	20,272,935
Commerce and Tourism	18,290,824	8,413,363	26,704,187
Transport and Communications	8,511,251	437,685	8,948,936
Public Services	5,444,056	1,154,961	6,599,017
Consumer Services	43,873,694	24,899,809	68,773,503
Commercial Services	18,808,277	7,160,887	25,969,164
Other Industries and Manufactured Products	6,641,593	3,934,496	10,576,089
Total	136,447,667	54,962,063	191,409,730

Schedule of credit concentration of loans and financial leases by country

The following table shows the concentration of the loans and financial leases by country. Loans are presented based on the country in wich they were originated:

December 31, 2021
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	150,253,740	68.20%	(12,089,509)	76.20%
Panama	39,523,944	17.94%	(2,213,859)	13.95%
El Salvador	14,179,860	6.44%	(676,827)	4.27%
Puerto Rico	903,270	0.41%	(60,475)	0.38%
Guatemala	15,453,481	7.01%	(823,258)	5.19%
Other Countries	9,188	0.00%	(554)	0.00%
Total	220,323,483	100.00%	(15,864,482)	100.00%

December 31, 2020
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	134,068,265	70.04%	(13,089,744)	78.78%
Panama	32,468,343	16.96%	(1,847,754)	11.12%
El Salvador	11,665,440	6.09%	(729,275)	4.39%
Puerto Rico	886,069	0.46%	(48,596)	0.29%
Guatemala	12,314,524	6.44%	(900,125)	5.42%
Other Countries	7,089	0.01%	(549)	0.00%
Total	191,409,730	100.00%	(16,616,043)	100.00%

Schedule of information about credit quality of the borrower

The following table shows information about credit quality of the borrower:

December 31 2021
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	97,000,580	8,335,781	9,575,482	114,911,843
Consumer	41,773,555	3,927,387	2,662,098	48,363,040
Mortgage	25,447,635	3,654,710	1,544,442	30,646,787
Small Business Loans	950,991	183,693	147,501	1,282,185
Financial Leases	19,927,472	3,198,182	1,993,974	25,119,628
Loans and Advances	185,100,233	19,299,753	15,923,497	220,323,483

December 31 2020
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	80,863,445	8,203,659	9,592,183	98,659,287
Consumer	33,766,023	4,599,535	2,690,381	41,055,939
Mortgage	21,676,563	3,093,690	1,188,859	25,959,112
Small Business Loans	965,822	109,655	156,598	1,232,075
Financial Leases	18,981,176	2,772,129	2,750,012	24,503,317
Loans and Advances	156,253,029	18,778,668	16,378,033	191,409,730

Schedule of Stage 3 loans and advances according to their type of evaluation

The table below shows Stage 3 loans and advances according to their type of evaluation:

December 31 2021
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	6,701,278	3,730,093	2,874,204	2,419,285
Consumer	-	-	2,662,098	2,102,473
Mortgage	-	-	1,544,442	659,348
Financial Leases	1,046,248	680,702	(898,747)	383,262
Small Business Loan	-	-	1,993,974	110,967
Total	7,747,526	4,410,795	8,175,971	5,675,335

December 31 2020
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	6,050,143	3,090,340	3,542,040	2,609,212
Consumer	-	-	2,690,381	2,351,691
Mortgage	-	-	1,188,859	639,875
Financial Leases	1,543,691	1,053,567	1,206,321	427,945
Small Business Loan	-	-	156,598	122,353
Total	7,593,834	4,143,907	8,784,199	6,151,076

Schedule of changes in the expected credit losses for each methodology

The Bank has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

December 31, 2021	Optimistic	Pessimistic	Optimistic	Pessimistic
In millions of COP
Collective methodology	(179,919)	166,619	(819,971)	625,161
Collateral methodology	(405,438)	822,293	(314,094)	1,071,738
Individual methodology*	(146,251)	151,972	(134,434)	130,160
Total	(731,608)	1,140,884	(1,268,499)	1,827,059

*For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.

Schedule of credit quality analysis of the Group

Credit Quality Analysis of the Group

	Debt instruments		Equity		Derivatives(1)
	2021	2020	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Low Risk	24,183,394	25,567,960	256,916	274,916	1,047,939	1,078,261
Medium Risk	2,730,400	2,092,898	33,627	1,590	38,521	3,380
High Risk	1,920,034	1,343,064	12,526	5,767	3,661	1,207
Without Rating	-	-	177,084	305,934	-	10,509
Total	28,833,828	29,003,922	480,153	588,207	1,090,121	1,093,357
(1)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Schedule of maximum exposure level to the credit risk

	Maximum Exposure		Collateral*		Net Exposure
	2021	2020	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Debt instruments	28,833,828	29,003,922	(1,214,692)	(2,529,943)	27,619,136	26,473,979
Derivatives **	1,090,121	1,093,357	(87)	(136)	1,090,034	1,093,221
Equity	480,153	588,207	-	-	480,153	588,207
Total	30,404,102	30,685,486	(1,214,779)	(2,530,079)	29,189,323	28,155,407

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

**    Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*    Debt instruments Book value 100%

*    Equity Instruments:

Shares:100%

Investment funds: Book value 100%

Schedule of individual evaluation of impairment at the end of the period for other financial instruments

Debt instruments

	Exposure		Impairment		Final Exposure
	2021	2020	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Fair Value	15,036,467	15,571,214	-	-	15,036,467	15,571,213
Amortized Cost	13,797,361	13,432,708	27,923	42,371	13,769,438	13,390,337
Total	28,833,828	29,003,922	27,923	42,371	28,805,905	28,961,550

Equity

	Exposure		Impairment		Final Exposure
	2021	2020	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Fair Value through profit or loss	85,244	69,426	-	-	85,244	69,426
Fair Value through OCI	394,909	518,781	-	-	394,909	518,781
Total	480,153	588,207	-	-	480,153	588,207

Schedule of level of collateral held
●	Level of collateral held:

	Collateral*		Main type of collateral
	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Debt Securities	(1,214,692)	(2,529,943)	Government bonds (TES)	Government bonds (TES)
Derivatives	(87)	(136)	Cash	Cash
Equity	-	-
Total	(1,214,779)	(2,530,079)

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

Schedule of risk exposure by economic sector and risk region

	Debt instruments		Equity		Derivative
	2021	2020	2021	2020	2021	2020
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,149,784	4,731,926	248,457	419,236	224,762	527,599
Financial	4,437,972	1,717,723	199,500	87,044	511,994	546,356
Government	21,246,072	22,554,273	-	-	-	-
Funds ETF	-	-	32,196	81,927	353,365	19,402
Total	28,833,828	29,003,922	480,153	588,207	1,090,121	1,093,357
Concentration by Region
North America	5,275,608	5,195,358	1,806	2	67,379	34,164
Latin America	23,457,650	23,443,701	443,390	538,676	352,541	600,339
Europe	-	109,161	-	-	306,683	458,854
Others (Includes Funds and ETF)	100,570	255,702	34,957	49,529	363,518	-
Total	28,833,828	29,003,922	480,153	588,207	1,090,121	1,093,357

Schedule of risk exposure by credit rating

	Other financial instruments
	2021	2020
Maximum Exposure to Credit Risk
Sovereign Risk	11,714,435	9,964,881
AAA	6,566,489	9,645,217
AA+	3,068,211	1,781,437
AA	103,626	153,263
AA-	23,858	450,328
A+	441,670	803,321
A	84,104	676,205
A-	661,994	307,795
BBB+	560,987	659,735
BBB	307,309	1,424,257
BBB-	1,955,566	1,054,698
Other	4,738,768	3,447,906
Not rated	177,085	316,443
Total	30,404,102	30,685,486

Summary of interest rate risk

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Summary of sensitivity factor by currency

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and every risk factor

The following table presents the total change on market risk and every risk factor.

December 2021
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	403,556	407,530	450,774	347,163
Exchange Rate	88,477	82,247	98,848	63,375
Share Price	99,895	96,543	103,187	91,944
Collective Portfolios	225,373	221,810	225,892	216,153
Total Value at Risk	817,301	808,130	862,101	743,910

December 2020
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	402,882	340,886	402,882	286,283
Exchange Rate	95,926	421,716	1,344,673	54,056
Share Price	98,131	99,033	130,654	89,564
Collective Portfolios	214,308	214,415	218,487	208,928
Total Value at Risk	811,247	1,076,050	1,974,758	673,680

Schedule of interest rate risk sensitivity in local currency

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
In millions of COP
Assets sensitivity 100 bps	859,122	759,905
Liabilities sensitivity 100 bps	419,027	399,109
Net interest income sensitivity 100 bps	440,095	360,796

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2020 and December 31, 2019:

	December 31, 2021	December 31, 2020
In Thousands of USD
Assets sensitivity 100 bps	77,106	68,577
Liabilities sensitivity 100 bps	55,786	58,009
Net interest income sensitivity 100 bps	21,320	10,568

Schedule of equity risk exposure

	December 31, 2021	December 31, 2020
Fair Value	49,925	40,502
Delta	14.70%	14.70%
Sensitivity	7,339	5,954

Schedule of liquidity coverage ratio

Liquidity Coverage Ratio	December 31, 2021	December 31, 2020
Net cash outflows into 30 days**	15,897,163	14,073,878
Liquid Assets	44,198,889	37,757,819
Liquidity coverage ratio*	278.03%	268.28%

*    The minimum level required of the liquidity coverage ratio by the legal norm is 100%.

**  Net cash outflows into 30 days: (Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt instruments, Derivative financial instruments.

Schedule of liquid assets held by Banks

Liquid Assets(1)	December 31, 2021	December 31, 2020
High quality liquid assets*
Cash	22,641,516	18,356,375
High quality liquid securities	18,258,002	16,729,107
Other Liquid Assets
Other securities**	3,299,371	2,672,337
Total Liquid Assets	44,198,889	37,757,819
(1)	Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

Schedule of contractual maturities of financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2021

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	23,147,676	-	-	-
Interbank borrowings - Repurchase agreements	2,815,395	16,009	-	-
Financial assets investments	12,928,653	12,045,202	3,367,322	3,776,184
Loans and advances to customers	79,699,695	77,406,800	48,316,830	82,004,125
Derivative financial instruments	7,113,744	2,996,618	1,423,639	1,150,230
Total financial assets	125,705,163	92,464,629	53,107,791	86,930,539

Contractual maturities of financial assets December 31, 2020

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	20,185,074	-	-	-
Interbank borrowings - Repurchase agreements	3,749,640	35,310	-	-
Financial assets investments	12,991,981	10,019,356	3,898,989	4,062,918
Loans and advances to customers	65,699,670	65,425,431	41,214,446	67,751,331
Derivative financial instruments	6,340,313	2,516,756	799,226	976,658
Total financial assets	108,966,678	77,996,853	45,912,661	72,790,907

Schedule of contractual maturities of financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2021

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	147,346,348	-	-	-
Time deposits from customers	43,981,065	12,910,755	3,380,419	3,652,367
Interbank deposits-Repurchase agreements	1,613,808	7,241	-	-
Borrowings from other financial institutions	9,047,192	4,500,806	2,171,491	1,298,168
Debt securities in issue	6,772,372	4,958,788	5,917,577	9,021,223
Derivative financial instruments	6,946,974	2,898,219	1,714,709	1,857,768
Total financial liabilities	215,707,759	25,275,809	13,184,196	15,829,526

Contractual maturities of financial liabilities December 31, 2020

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	118,041,884	-	-	-
Time deposits from customers	43,948,183	12,555,125	5,563,309	1,345,843
Interbank deposits-Repurchase agreements	2,937,007	38,892	-	-
Borrowings from other financial institutions	5,021,402	3,353,845	2,169,508	1,282,177
Debt securities in issue	1,684,715	6,932,978	6,261,008	7,950,753
Derivative financial instruments	6,090,360	2,353,515	760,880	1,096,024
Total financial liabilities	177,723,551	25,234,355	14,754,705	11,674,797

Schedule of contractual maturities of financial guarantees

The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2021	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	7,287,923	1,513,774	84,273	150,494

December 31, 2020	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,917,713	3,568,858	42,788	144,157

Schedule of financial instruments which have yet to transition to alternative benchmark rate

December 31, 2020
In millions of COP
USD LIBOR[1]
Assets
Loans	16,144,745
Bonds	522,796
Derivatives	124,822
Total Assets	16,792,363
Liabilities
Loans	5,526,743
Term deposits	3,168
Total Liabilities	5,529,911

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2021

December 31, 2021
In millions of COP
USD LIBOR[1]
Assets
Loans	24,077,401
Bonds	954,238
Derivatives	170,402
Total Assets	25,202,041
Liabilities
Loans	4,123,825
Term deposits	11,700
Total Liabilities	4,135,525

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 30, 2021.

Summary of regulatory capital and capital adequacy ratios

Technical Capital	Asof
	December 31, 2021	December 31, 2020
In millions of COP
Primary capital (Tier I)	25,513,812	20,824,348
Additional primary capital	-	-
Secondary capital (Tier II)	7,635,894	6,494,242
Technical capital deductions	14,599	14,231
Technical capital	33,135,107	27,304,359
Risk-weighted assets (RWA)	189,235,497	161,376,984
Market risk	8,685,251	8,570,279
Operational risk	16,035,309	15,268,313
Leverage level	304,076,581	264,425,656
Leverage level to RWA and others	8.39%	7.88%
Primary capital to RWA (Tier I)	11.92%	11.24%
Combined capital buffers	7.42%	6.74%
Secondary capital to RWA (Tier II)	11.92%	11.24%
Technical capital to RWA	15.49%	14.74%

Guatemala
RISK MANAGEMENT
Schedule of changes in the expected credit losses sensitivity analysis

The change in the expected credit losses (ECL) at 31 of December 2021, as a result of a possible positive or negative 1% change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

		Fiscal Budget Balance – Current account deficit – Inflation – Interest Rate
		In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	(226,212)	(102,482)	27,251

GDP Growth	Unchanged	(123,730)	-	129,733

	[-1%]	(3,241)	120,489	250,222

Commercial and financial leases
RISK MANAGEMENT
Summary of portfolio variables

Segment	Incomes/Sales
Corporate	Companies with annual sales >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Business	Companies with annual sales > = COP 13,000 M and < COP 100,000 M. For Banco Agrícola and BAM, borrowers with annual sales >= USD 5 M and < USD 25 M.
Commercial	For BAM, companies with annual sales >= USD 2 M y < USD 5 M.
Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME

Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola, borrowers with annual sales < USD 5 M and BAM, borrowers with annual sales < USD 2 M.